UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
           --------------------------------------------------

Form 13F File Number:      028-11900
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
           --------------------------------------------------
Title:     Head of Compliance
           --------------------------------------------------
Phone:     +44 207 025 7613
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Angus Milne                   London, England            8/14/08
  ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              9
                                               -------------

Form 13F Information Table Value Total:         5,269,208
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





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
                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2      COLUMN 3      COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7             COLUMN 8
-------------------  ---------------  --------    ----------  -----------------    ----------  --------  ---------------------------
                                                    VALUE     SHRS OR    SH/ PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
    NAME OF ISSUER    TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS      SOLE     SHARED    NONE
------------------   ---------------  --------    ----------  ------------------   ----------  --------  ---------------------------
TRANSALTA CORP                 COM    89346D107     210,392    5,828,300 SH           SOLE       N/A      5,828,300
STERLITE INDS INDIA LTD        ADS    859737207     226,487   14,244,479 SH           SOLE       N/A     14,244,479
CSX CORP                       COM    126408103   1,117,829   17,796,998 SH           SOLE       N/A     17,796,998
CME GROUP INC                  COM    12572Q105     460,123    1,200,771 SH           SOLE       N/A      1,200,771
GOOGLE INC                     CL A   38259P508      18,425       35,000 SH           SOLE       N/A         35,000
MARTIN MARIETTA MATLS INC      COM    573284106     139,686    1,348,450 SH           SOLE       N/A      1,348,450
MASTERCARD INC                 CL A   57636Q104   1,151,738    4,337,669 SH           SOLE       N/A      4,337,669
MOODYS CORP                    COM    615369105     130,359    3,785,100 SH           SOLE       N/A      3,785,100
UNION PAC CORP                 COM    907818108   1,814,169   24,028,735 SH           SOLE       N/A     24,028,735



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